Earnings Per Common Share - Table 1 (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Income from continuing operations	$ 67.5	$ 33.6	$ 30.7	$ 74.0	$ 788.6	$ 38.7	$ 54.2	$ 49.2	$ 205.8	$ 930.7	$ 110.4
Less: Net income attributable to noncontrolling interests included in continuing operations									(47.0)	(40.9)	(33.3)
Less: Convertible perpetual preferred stock dividends									(26.0)	(26.0)	(26.0)
Income Loss from Continuing Operations Attributable to Common Shareholders									132.8	863.8	51.1
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders									49.9	9.2	17.7
Net income attributable to HealthSouth common shareholders									182.7	873.0	68.8
Denominator:
Basic weighted average common shares outstanding									93.3	92.8	88.8
Basic earnings per common share:
Income from continuing operations attributable to HealthSouth common shareholders	$ 0.52	$ 0.17	$ 0.14	$ 0.60	$ 8.31	$ 0.24	$ 0.40	$ 0.36	$ 1.42	$ 9.31	$ 0.58
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	$ (0.05)	$ 0.37	$ 0.03	$ 0.19	$ 0.02	$ 0.03	$ 0.04	$ 0.01	$ 0.54	$ 0.10	$ 0.19
Net income attributable to HealthSouth common shareholders	$ 0.47	$ 0.54	$ 0.17	$ 0.79	$ 8.33	$ 0.27	$ 0.44	$ 0.37	$ 1.96	$ 9.41	$ 0.77
Numerator:
Income from continuing operations	67.5	33.6	30.7	74.0	788.6	38.7	54.2	49.2	205.8	930.7	110.4
Less: Net income attributable to noncontrolling interests included in continuing operations									(47.0)	(40.9)	(33.3)
Income from continuing operations attributable to HealthSouth common shareholders									158.8	889.8	77.1
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders									49.9	9.2	17.7
Net income attributable to HealthSouth	$ 50.0	$ 57.0	$ 21.9	$ 79.8	$ 779.2	$ 31.8	$ 47.3	$ 40.7	$ 208.7	$ 899.0	$ 94.8
Denominator:
Diluted weighted average common shares outstanding									109.2	108.5	103.3
Diluted earnings per common share:
Income from continuing operations attributable to HealthSouth common shareholders	$ 0.50	$ 0.17	$ 0.14	$ 0.57	$ 7.15	$ 0.24	$ 0.40	$ 0.36	$ 1.42	$ 8.20	$ 0.58
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	$ (0.04)	$ 0.37	$ 0.03	$ 0.16	$ 0.01	$ 0.03	$ 0.04	$ 0.01	$ 0.54	$ 0.08	$ 0.19
Net income attributable to HealthSouth common shareholders	$ 0.46	$ 0.54	$ 0.17	$ 0.73	$ 7.16	$ 0.27	$ 0.44	$ 0.37	$ 1.96	$ 8.28	$ 0.77